Significant Accounting Policies - Reconciliation of Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Convertible notes payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of Level 3	$ (48,234,000)	$ 0
Level 3 [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	301,000
Warrants issued\ Convertible notes issued	900,000
Change in fair value recorded in change in fair value of financial instruments	377,000
Transfers out of Level 3	(434,000)
Reclassified to stockholders' equity (deficit)	(1,144,000)
Ending balance
Level 3 [Member] | Preferred stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,884,000
Change in fair value recorded in change in fair value of financial instruments	(823,000)
Transfers out of Level 3	(140,000)
Reclassified to stockholders' equity (deficit)	(921,000)
Ending balance
Level 3 [Member] | Convertible notes payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	41,860,000
Warrants issued\ Convertible notes issued	9,069,000
Convertible notes cancelled	(1,360,000)
Accrued interest	1,299,000
Change in fair value recorded in change in fair value of financial instruments	(2,634,000)
Transfers out of Level 3	(48,234,000)
Ending balance